EQUIPMENT	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	EQUIPMENT

Equipment consisted of the following as at March 31, 2016 and March 31, 2015:

	March 31, 2016			March 31, 2015
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	152,246	96,379	55,867	107,369	33,933	73,436
Furniture and fixtures	22,496	10,118	12,378	23,832	7,689	16,143
Tools and parts	11,422	2,917	8,505	12,100	1,050	11,050
	186,164	109,414	76,750	143,301	42,672	100,629

Equipment consisted of the following as at December 31, 2015 and December 31, 2014:

	December 31, 2015			December 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	148,214	84,072	64,142	77,650	27,438	50,212
Furniture and fixtures	23,496	9,478	14,018	24,909	7,325	17,584
Tools and parts	11,422	2,479	8,943	11,913	1,787	10,126
	183,132	96,029	87,103	114,472	36,550	77,922

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the three and twelve month periods ended March 31, 2016 was $14,387 and $63,454, respectively. Depreciation expense during the 12 month period ended December 31, 2015 and the 9 month period ended December 31, 2014 was $59,479 and $34,036, respectively.

6.	EQUIPMENT

Equipment consisted of the following as at September 30, 2016 and March 31, 2016:

	September 30, 2016			March 31, 2016
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Computers and electronics	162,024	111,255	50,699	152,246	96,379	55,867
Capital leases of IT equipment	23,019	1,151	21,868	-	-	-
Furniture and fixtures	23,196	11,362	11,834	22,496	10,118	12,378
Demonstration equipment	115,200	15,450	99,750	-	-	-
Tools and parts	15,722	3,949	11,773	11,422	2,917	8,505
	339,161	143,167	195,994	186,164	109,414	76,750

Included in Computers and Electronics are assets under capital lease of $23,019 which are being amortized over the term of the lease. Current portion of the lease as at September 30, 2016, $4,603 (March 31, 2016 - $Nil) and the long term portion as at September 30, 2016, $16,881 (March 31, 2016 - $Nil). Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the three and six month periods ended September 30, 2016 was $23,950 and $33,753 (September 30, 2015 - $15,478 and $32,480).